May 1, 2015

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Balanced Fund, Inc.

 File Nos. 033-38791/811-6275

 T. Rowe Price Blue Chip Growth Fund, Inc.

  T. Rowe Price Blue Chip Growth Fund—Advisor Class

  T. Rowe Price Blue Chip Growth Fund—R Class

 File Nos. 033-49581/811-7059

 T. Rowe Price Capital Appreciation Fund

  T. Rowe Price Capital Appreciation Fund—Advisor Class

 File Nos. 033-05646/811-4519

 T. Rowe Price Capital Opportunity Fund, Inc.

  T. Rowe Price Capital Opportunity Fund—Advisor Class

  T. Rowe Price Capital Opportunity Fund—R Class

 File Nos. 033-56015/811-07225

 T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

 File Nos. 333-109958/811-21454

 T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

 File Nos. 333-26323/811-08203

 T. Rowe Price Dividend Growth Fund, Inc.

  T. Rowe Price Dividend Growth Fund—Advisor Class

 File Nos. 033-49187/811-7055

 T. Rowe Price Equity Income Fund

  T. Rowe Price Equity Income Fund—Advisor Class

  T. Rowe Price Equity Income Fund—R Class

 File Nos. 033-00070/811-4400

 T. Rowe Price Financial Services Fund, Inc.

 File Nos. 333-09551/811-07749

 T. Rowe Price Global Real Estate Fund, Inc.

  T. Rowe Price Global Real Estate Fund—Advisor Class

 File Nos. 333-153130/811-22218

 T. Rowe Price Global Technology Fund, Inc.

 File Nos. 333-40086/811-09995

 T. Rowe Price Growth & Income Fund, Inc.

 File Nos. 002-79190/811-3566

 T. Rowe Price Growth Stock Fund, Inc.

  T. Rowe Price Growth Stock Fund—Advisor Class

  T. Rowe Price Growth Stock Fund—R Class

 File Nos. 002-10780/811-579

 T. Rowe Price Health Sciences Fund, Inc.

  File Nos. 033-63759/811-07381

 T. Rowe Price Index Trust, Inc.

  T. Rowe Price Equity Index 500 Fund

  T. Rowe Price Extended Equity Market Index Fund

  T. Rowe Price Total Equity Market Index Fund

 File Nos. 033-32859/811-5986

 T. Rowe Price Institutional Equity Funds, Inc.

  T. Rowe Price Institutional Large-Cap Core Growth Fund

  T. Rowe Price Institutional Large-Cap Growth Fund

  T. Rowe Price Institutional Large-Cap Value Fund

  T. Rowe Price Institutional Mid-Cap Equity Growth Fund

  T. Rowe Price Institutional Small-Cap Stock Fund

  T. Rowe Price Institutional U.S. Structured Research Fund

 File Nos. 333-04753/811-07639

 T. Rowe Price Institutional International Funds, Inc.

  T. Rowe Price Institutional Emerging Markets Bond Fund

  T. Rowe Price Institutional International Bond Fund

 File Nos. 033-29697/811-5833

 T. Rowe Price International Funds, Inc.

  T. Rowe Price Emerging Markets Bond Fund

  T. Rowe Price Emerging Markets Corporate Bond Fund

  T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund

  T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class

  T. Rowe Price Global High Income Bond Fund

  T. Rowe Price Global High Income Bond Fund—Advisor Class

  T. Rowe Price Global Industrials Fund

  T. Rowe Price Global Unconstrained Bond Fund

  T. Rowe Price Global Unconstrained Bond Fund—Advisor Class

  T. Rowe Price International Bond Fund

  T. Rowe Price International Bond Fund—Advisor Class

 File Nos. 002-65539/811-2958

 T. Rowe Price Media & Telecommunications Fund, Inc.

 File Nos. 333-27963/811-07075

 T. Rowe Price Mid-Cap Growth Fund, Inc.

  T. Rowe Price Mid-Cap Growth Fund—Advisor Class

  T. Rowe Price Mid-Cap Growth Fund—R Class

 File Nos. 033-47806/811-6665

 T. Rowe Price Mid-Cap Value Fund, Inc.

  T. Rowe Price Mid-Cap Value Fund—Advisor Class

  T. Rowe Price Mid-Cap Value Fund—R Class

 File Nos. 333-02993/811-07605

 T. Rowe Price Multi-Sector Account Portfolios, Inc.

  T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio

  T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

 File Nos. 333-178660/811-22620

 T. Rowe Price New America Growth Fund

  T. Rowe Price New America Growth Fund—Advisor Class

 File Nos. 002-99122/811-4358

 T. Rowe Price New Era Fund, Inc.

 File Nos. 002-29866/811-1710

 T. Rowe Price New Horizons Fund, Inc.

 File Nos. 002-18099/811-958

 T. Rowe Price Real Assets Fund, Inc.

 File Nos. 333-166395/811-22410

 T. Rowe Price Real Estate Fund, Inc.

  T. Rowe Price Real Estate Fund—Advisor Class

 File Nos. 333-36137/811-08371

 T. Rowe Price Science & Technology Fund, Inc.

  T. Rowe Price Science & Technology Fund—Advisor Class

 File Nos. 033-16567/811-5299

 T. Rowe Price Small-Cap Stock Fund, Inc.

  T. Rowe Price Small-Cap Stock Fund—Advisor Class

 File Nos. 002-12171/811-696

 T. Rowe Price Small-Cap Value Fund, Inc.

  T. Rowe Price Small-Cap Value Fund—Advisor Class

 File Nos. 002-43237/811-2215

 T. Rowe Price Spectrum Fund, Inc.

  Spectrum Growth Fund

  Spectrum Income Fund

  Spectrum International Fund

 File Nos. 033-10992/811-4998

 T. Rowe Price U.S. Large-Cap Core Fund, Inc.

  T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class

 File Nos. 333-158764/811-22293

 T. Rowe Price Value Fund, Inc.

  T. Rowe Price Value Fund—Advisor Class

 File Nos. 033-54963/811-07209

Dear Ms. O’Neal-Johnson:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on April 27, 2015 and April 29, 2015.

The prospectuses and SAI went effective automatically on May 1, 2015.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman